TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2008	Dec. 31, 2023 USD ($)
TAXATION
Unified enterprise income tax rate	25.00%
Undistributed earnings from its PRC subsidiaries							¥ 1,803,272
Withholding tax liability							159,691
Unrecognized tax benefits							98,457	¥ 87,174					$ 13,867
Unrecognized tax benefits impact in the effective rate							¥ 61,827
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing")
TAXATION
Income tax rate										15.00%
Preferential tax rate							15.00%	15.00%	15.00%			15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
TAXATION
Preferential tax rate						15.00%	15.00%	15.00%	15.00%
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
TAXATION
Preferential tax rate					15.00%		15.00%	15.00%	15.00%
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
TAXATION
Preferential tax rate				15.00%			15.00%	15.00%	15.00%
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
TAXATION
Preferential tax rate			15.00%				15.00%	15.00%	15.00%
Shanghai Hesheng Data System Co., Ltd ("SH Hesheng")
TAXATION
Preferential tax rate		15.00%					25.00%	25.00%	15.00%
TAIWAN | DYX Taiwan
TAXATION
Income tax rate							20.00%	20.00%	20.00%
PRC [Member]
TAXATION
Income tax rate on PRC tax resident enterprises							25.00%
Net tax operating losses from PRC subsidiaries (in RMB)							¥ 2,099,407
Interest expenses (in RMB)							11,283	¥ 9,874	¥ 6,606
Accumulated interest expenses (in RMB)							¥ 33,929	¥ 22,646
PRC [Member] | Minimum
TAXATION
Net tax operating losses expiration year							2024
PRC [Member] | Maximum
TAXATION
Net tax operating losses expiration year							2033
HONG KONG
TAXATION
Assessable profits | $											$ 2,000
HONG KONG | 21Vianet Hong Kong Entities [Member]
TAXATION
Income tax rate							16.50%	16.50%	16.50%
HONG KONG | Scenario assessable profits earned Hk2 million
TAXATION
Income tax rate											8.25%
HONG KONG | Scenario assessable profits remaining Hk2 million
TAXATION
Income tax rate											16.50%
Non-PRC
TAXATION
Withholding tax percent							10.00%